Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Net operating losses	$ 76,320	$ 228,278	$ 78,278	$ 170,552
Total deferred tax assets	76,320	228,278	78,278	170,552
Less: valuation allowance	(76,320)	(228,278)	(78,278)	(170,552)
Deferred tax assets, net	0	0	0	0
Subsidiaries in PRC [Member]
Net operating losses	0	0	0	111,844
Total deferred tax assets		0	0	111,844
Less: valuation allowance	0	0	0	0
Deferred tax assets, net	0	0	0	111,844
Timing differences of revenue recognition	72,946	107,609	83,101	0
Total deferred tax liabilities	$ 72,946	$ 107,609	$ 83,101	$ 0